General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Schedule of General and Administrative Expenses [Abstract]
Staff cost			$ 440,216	$ 181,003
Consulting and professional fees			702,705	235,046
Rent and rates			167,162	158,095
Depreciation	$ 10,763	$ 10,492	42,297	35,622
Traveling and transportation			24,320	18,702
Insurance			17,659	6,390
Others			17,586	17,978
Total	$ 367,194	$ 248,779	$ 1,411,945	$ 652,836